Equity - Summary of Share-based Payment Award, Warrant Options, Valuation Assumptions (FY) (Details)	Sep. 30, 2019	Jun. 30, 2019 $ / shares	Jun. 30, 2018 $ / shares
Weighted-average grant date fair value		$ 8.96	$ 24.48
Risk Free Rate of Return [Member]
Warrant measurement input, percentage		3.15	2.37
Expected Life of Award [Member]
Warrant measurement input term	5 years	10 years	10 years
Expected Dividend Yield [Member]
Warrant measurement input, percentage		0	0
Expected Volatility of Stock [Member]
Warrant measurement input, percentage		94	98